UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026
Invesco High Income Trust II
NYSE:
VLT

2	Trust Performance

2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
12	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
27	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26

Trust at NAV	2.30%
Trust at Market Value	-4.24
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index q (Style-Specific Index)	1.98
Market Price Discount to NAV as of 8/31/26	-7.66

Source(s): q PRIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

Portfolio Manager Update

The following individuals are jointly and primarily responsible for the day-to-day
management of Invesco High Income Trust II portfolio:
∎
Thomas Moore
∎
Rahim Shad

2	Invesco High Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎
Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.

∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your noncertificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco High Income Trust II

Schedule of Investments
(a)
August 31, 2026
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–124.31% (b)
Advertising–0.95%
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033 (c)	$629,000	$663,331

Aerospace & Defense–1.42%
TransDigm, Inc.,
6.25%, 01/31/2034 (c)	250,000	252,942

6.13%, 07/31/2034 (c)	744,000	736,355

		989,297

Application Software–1.61%
Cloud Software Group LLC,
9.00%, 09/30/2029 (c)	553,000	554,931

8.25%, 06/30/2032 (c)	231,000	226,391

Dynatrace LLC, Conv., 0.00%, 09/01/2031 (c)(d)	88,000	94,908

RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (c)	259,000	247,075

		1,123,305

Asset Management & Custody Banks–1.76%
Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	276,000	273,751

FS KKR Capital Corp., 6.13%, 01/15/2030	215,000	210,932

Osaic Holdings, Inc.,
6.75%, 08/01/2032 (c)	488,000	491,271

8.00%, 08/01/2033 (c)	244,000	250,063

		1,226,017

Automobile Manufacturers–2.21%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (c)	562,000	524,244

5.88%, 12/01/2033 (c)	264,000	262,274

Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030 (c)	806,000	751,191

		1,537,709

Automotive Parts & Equipment–2.90%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (c)	1,023,000	1,028,338

Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030 (c)	481,000	494,766

Phinia, Inc., 6.63%, 10/15/2032 (c)	487,000	495,281

		2,018,385

Automotive Retail–3.31%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030 (c)	241,000	246,550

7.38%, 08/01/2033 (c)	478,000	490,220

Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031 (c)(e)	695,788	767,591

Lithia Motors, Inc., 4.38%, 01/15/2031 (c)	572,000	545,255

Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (c)	254,000	254,581

		2,304,197

	Principal
	Amount	Value

Broadcasting–3.77%
Discovery Communications LLC, 6.35%, 06/01/2040	$308,000	$249,572

E.W. Scripps Co. (The), 9.88%, 08/15/2030 (c)	112,000	101,106

Gray Media, Inc.,
5.38%, 11/15/2031 (c)	100,000	77,923

9.63%, 07/15/2032 (c)	183,000	187,985

iHeartCommunications, Inc., 7.75%, 08/15/2030 (c)	244,000	203,927

Nexstar Media, Inc.,
6.50%, 09/15/2033 (c)	255,000	256,280

7.25%, 04/15/2034 (c)	244,000	247,322

Paramount Global,
4.95%, 01/15/2031	270,000	252,085

6.88%, 04/30/2036	275,000	255,793

4.38%, 03/15/2043	404,000	256,201

Scripps Escrow II, Inc., 5.38%, 01/15/2031 (c)	83,000	47,727

Univision Communications, Inc.,
8.50%, 07/31/2031 (c)	270,000	272,308

9.38%, 08/01/2032 (c)	215,000	219,547

		2,627,776

Cable & Satellite–9.00%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029 (c)	404,000	396,992

6.38%, 09/01/2029 (c)	172,000	172,258

4.50%, 08/15/2030 (c)	224,000	208,628

7.38%, 03/01/2031 (c)	247,000	250,300

4.75%, 02/01/2032 (c)	629,000	564,019

4.50%, 05/01/2032	363,000	319,488

4.50%, 06/01/2033 (c)	150,000	130,131

7.38%, 02/01/2036 (c)	248,000	239,940

CSC Holdings LLC,
11.75%, 01/31/2029 (c)	300,000	166,486

4.63%, 12/01/2030 (c)	450,000	97,875

Directv Financing LLC, 8.88%, 02/01/2030 (c)	241,000	246,855

Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 02/15/2031 (c)	481,000	509,294

9.25%, 06/01/2032 (c)	230,000	240,235

DISH DBS Corp., 5.13%, 06/01/2029	1,406,000	1,299,784

EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030 (e)	751,902	764,078

iHeartCommunications, Inc., 10.88%, 05/01/2030 (c)	44,000	31,020

Sinclair Television Group, Inc.,
5.50%, 03/01/2030 (c)	37,000	33,207

8.13%, 02/15/2033 (c)	102,000	106,158

Versant Media Group, Inc., 7.25%, 01/30/2031 (c)	474,000	491,827

		6,268,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco High Income Trust II

	Principal
	Amount	Value

Casinos & Gaming–2.13%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033 (c)	$500,000	$485,824

Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029 (c)	522,000	503,281

Wynn Macau Ltd. (Macau), 6.75%, 02/15/2034 (c)	500,000	495,439

		1,484,544

Commercial & Residential Mortgage Finance–2.51%
Nationstar Mortgage Holdings LLC, 7.13%, 02/01/2032 (c)	502,000	496,980

Rocket Cos., Inc.,
6.13%, 08/01/2030 (c)	521,000	528,222

6.13%, 08/01/2031 (c)	147,000	148,951

6.38%, 08/01/2033 (c)	67,000	67,945

Walker & Dunlop, Inc., 6.63%, 04/01/2033 (c)	508,000	505,344

		1,747,442

Construction & Engineering–0.72%
AECOM, 6.00%, 08/01/2033 (c)	506,000	504,574

Consumer Finance–4.71%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035 (c)(f)	240,000	250,606

EZCORP, Inc., 7.38%, 04/01/2032 (c)	702,000	731,654

FirstCash, Inc.,
6.88%, 03/01/2032 (c)	287,000	293,005

6.13%, 05/01/2034 (c)	464,000	459,191

Navient Corp.,
4.88%, 03/15/2028	53,000	52,411

5.50%, 03/15/2029	270,000	264,150

9.38%, 07/25/2030	163,000	171,472

7.88%, 06/15/2032	317,000	308,180

OneMain Finance Corp.,
7.13%, 11/15/2031	413,000	419,287

7.13%, 09/15/2032	325,000	329,878

		3,279,834

Copper–1.10%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031 (c)	250,000	260,355

8.00%, 03/01/2033 (c)	250,000	260,926

6.38%, 02/15/2036 (c)	250,000	243,928

		765,209

Diversified Banks–0.76%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (c)	517,000	531,454

Saks Global Enterprises LLC, 0.00%, 12/15/2029 (d)(g)	295,020	0

		531,454

Diversified Capital Markets–0.14%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029 (c)	101,000	97,995

Diversified Financial Services–4.65%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (c)	264,000	265,427

	Principal
	Amount	Value

Diversified Financial Services–(continued)
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027 (c)	$739,000	$752,444

Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (c)	528,000	497,205

Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030 (c)	720,000	752,975

Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029 (c)	738,000	771,874

Wealthspire L.P., 9.00%, 09/15/2034 (c)	195,000	197,894

		3,237,819

Diversified REITs–1.60%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (c)	574,000	547,925

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030 (c)	498,000	479,836

Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032 (c)	82,000	84,334

		1,112,095

Diversified Support Services–0.62%
Neptune Bidco US, Inc.,
9.29%, 04/15/2029 (c)	147,000	150,668

9.50%, 02/15/2033 (c)	97,000	99,715

Sabre GLBL, Inc.,
10.75%, 11/15/2029 (c)	60,000	59,207

10.75%, 03/15/2030 (c)	62,000	60,295

11.13%, 07/15/2030 (c)	62,000	61,070

		430,955

Electric Utilities–1.45%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032 (c)	769,000	757,881

ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029 (c)	275,000	251,191

		1,009,072

Electrical Components & Equipment–0.74%
EnerSys, 6.63%, 01/15/2032 (c)	508,000	516,974

Electronic Components–0.73%
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (c)	270,000	251,934

6.63%, 07/15/2032 (c)	250,000	256,182

		508,116

Environmental & Facilities Services–0.72%
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031 (c)	123,000	120,175

5.50%, 02/01/2034 (c)	46,000	43,161

Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032 (c)	337,000	340,388

		503,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco High Income Trust II

	Principal
	Amount	Value

Fertilizers & Agricultural Chemicals–1.44%
FMC Corp.,
8.00%, 06/01/2031 (c)	$812,000	$842,746

5.65%, 05/18/2033	115,000	105,584

6.38%, 05/18/2053	68,000	53,859

		1,002,189

Food Distributors–0.73%
Core & Main L.P., 6.00%, 07/01/2034 (c)	509,000	507,967

Food Retail–0.35%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (c)	252,000	247,341

Gold–0.72%
Coeur Mining, Inc., 6.88%, 04/01/2032 (c)	487,000	498,640

Health Care Facilities–1.43%
Tenet Healthcare Corp.,
6.75%, 05/15/2031	482,000	492,492

5.50%, 11/15/2032 (c)	510,000	503,551

		996,043

Health Care REITs–0.94%
Diversified Healthcare Trust, 4.38%, 03/01/2031	565,000	516,564

MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	66,000	50,451

3.50%, 03/15/2031	77,000	47,822

8.50%, 02/15/2032 (c)	38,000	38,554

		653,391

Health Care Services–1.83%
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030 (c)	482,000	450,329

4.75%, 02/15/2031 (c)	324,000	295,374

DaVita, Inc.,
6.88%, 09/01/2032 (c)	249,000	255,176

6.75%, 07/15/2033 (c)	265,000	271,337

		1,272,216

Hotels, Resorts & Cruise Lines–1.44%
Carnival Corp. Ltd., 6.13%, 02/15/2033 (c)	486,000	487,462

Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (c)	521,000	518,598

		1,006,060

Household Appliances–0.72%
Whirlpool Corp., 7.50%, 07/01/2031 (c)	500,000	501,885

Housewares & Specialties–0.74%
Newell Brands, Inc., 6.63%, 05/15/2032	503,000	514,882

Independent Power Producers & Energy Traders–1.45%
VoltaGrid LLC, 7.38%, 11/01/2030 (c)	1,002,000	1,008,761

Industrial Machinery & Supplies & Components–1.43%
Enpro, Inc., 6.13%, 06/01/2033 (c)	488,000	491,323

	Principal
	Amount	Value

Industrial Machinery & Supplies & Components–(continued)
ESAB Corp., 5.63%, 04/01/2031 (c)	$506,000	$502,696

		994,019

Insurance Brokers–0.36%
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031 (c)	247,000	248,470

Integrated Oil & Gas–1.82%
Par Petroleum LLC, 7.38%, 06/01/2034 (c)	721,000	748,471

Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	271,000	268,020

6.63%, 06/15/2035	260,000	248,554

		1,265,045

Integrated Telecommunication Services–4.07%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033 (c)	280,000	273,096

Altice France S.A. (France),
6.50%, 10/15/2031 (c)	275,000	267,861

6.88%, 07/15/2032 (c)	412,866	405,258

APLD ComputeCo LLC, 9.25%, 12/15/2030 (c)	236,000	249,059

FiberCop S.p.A. (Italy), 6.00%, 09/30/2034 (c)	525,000	504,189

Level 3 Financing, Inc.,
7.00%, 03/31/2034 (c)	242,500	248,215

8.50%, 01/15/2036 (c)	684,000	715,817

Uniti Services LLC, 7.50%, 10/15/2033 (c)	167,000	172,526

		2,836,021

Internet Services & Infrastructure–1.13%
Cloudflare, Inc., Conv., 0.00%, 08/15/2031 (c)(d)	48,000	47,376

CoreWeave, Inc.,
9.25%, 06/01/2030 (c)	288,000	267,700

9.00%, 02/01/2031 (c)	197,000	176,954

9.75%, 10/01/2031 (c)	295,000	264,013

WhiteFiber, Inc., Conv., 5.00%, 09/01/2032 (c)	29,000	28,582

		784,625

Leisure Facilities–1.10%
Gaia Purchaser, Inc., 7.63%, 07/15/2033 (c)	503,000	513,869

Six Flags Entertainment Corp., 7.25%, 05/15/2031 (c)	254,000	251,135

		765,004

Managed Health Care–0.99%
Centene Corp., 2.50%, 03/01/2031	616,000	538,142

Molina Healthcare, Inc., 6.25%, 01/15/2033 (c)	153,000	152,284

		690,426

Marine Transportation–0.82%
Carrix, Inc., 6.13%, 08/01/2033 (c)	573,000	573,942

Metal, Glass & Plastic Containers–0.78%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030 (c)	50,000	49,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco High Income Trust II

	Principal
	Amount	Value

Metal, Glass & Plastic Containers–(continued)
OI European Group B.V., 4.75%, 02/15/2030 (c)	$275,000	$249,315

Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (c)	266,000	247,052

		546,330

Mortgage REITs–0.34%
Rithm Capital Corp., 8.50%, 06/01/2031 (c)	237,000	239,740

Movies & Entertainment–2.27%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	11,000	10,071

5.05%, 03/15/2042	552,000	402,728

5.14%, 03/15/2052	149,000	100,575

Liberty Media Corp.-Liberty Formula One, Conv., 2.38%, 08/15/2032 (c)	59,000	58,735

Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (c)	1,051,000	1,012,901

		1,585,010

Multi-line Insurance–0.11%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 02/01/2029 (c)	86,000	78,524

Office REITs–1.22%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	521,000	506,250

Office Properties Income Trust, 10.00%, 03/31/2031 (c)	344,000	343,140

		849,390

Oil & Gas Drilling–2.21%
Seadrill Finance Ltd. (Norway), 6.75%, 07/15/2034 (c)	524,000	513,918

Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (c)	509,000	530,671

Transocean International Ltd., 6.80%, 03/15/2038	525,000	498,775

		1,543,364

Oil & Gas Equipment & Services–1.83%
Bristow Group, Inc., 6.75%, 02/01/2033 (c)	521,000	525,027

MM Mirage Bluewater II Ltd. (Cayman Islands), 8.75%, 06/29/2029 (c)	250,000	246,019

Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (c)	508,000	504,531

		1,275,577

Oil & Gas Exploration & Production–2.54%
Caturus Energy LLC,
8.50%, 02/15/2030 (c)	471,000	491,767

7.13%, 05/15/2031 (c)	256,000	256,654

Comstock Resources, Inc., 6.75%, 03/01/2029 (c)	528,000	523,912

Northern Oil and Gas, Inc.,
7.88%, 10/15/2033 (c)	402,000	413,754

7.50%, 09/01/2034 (c)	84,000	84,698

		1,770,785

	Principal
	Amount	Value

Oil &Gas Refining & Marketing–4.73%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 02/15/2031 (c)	$728,000	$789,191

CVR Energy, Inc.,
7.50%, 02/15/2031 (c)	452,000	465,896

7.88%, 02/15/2034 (c)	510,000	529,473

PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034 (c)	501,000	515,402

Sunoco L.P.,
6.25%, 07/01/2033 (c)	394,000	396,278

5.88%, 03/15/2034 (c)	352,000	347,074

7.88% (c)(f)(h)	245,000	252,776

		3,296,090

Oil & Gas Storage & Transportation–7.02%
Excelerate Energy L.P., 8.00%, 05/15/2030 (c)	504,000	530,757

Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	384,000	398,770

8.00%, 05/15/2033	118,000	123,844

6.75%, 03/15/2034	237,000	238,691

Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033 (c)	535,000	550,403

Harvest Midstream I L.P., 6.75%, 05/15/2034 (c)	509,000	516,698

Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032 (c)	507,000	517,040

Venture Global LNG, Inc.,
9.88%, 02/01/2032 (c)	237,000	252,745

6.38%, 12/15/2034 (c)	255,000	253,171

9.00% (c)(f)(h)	734,500	744,898

Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034 (c)	453,000	468,666

6.75%, 01/15/2036 (c)	283,000	298,046

		4,893,729

Other Specialized REITs–1.01%
Iron Mountain, Inc.,
4.50%, 02/15/2031 (c)	556,000	529,326

6.25%, 01/15/2035 (c)	175,000	173,279

		702,605

Other Specialty Retail–3.81%
Bath & Body Works, Inc.,
6.95%, 03/01/2033	244,000	248,024

6.88%, 11/01/2035	352,000	359,402

6.75%, 07/01/2036	241,000	240,217

7.60%, 07/15/2037	156,000	155,524

Michaels Cos., Inc. (The), 8.50%, 03/15/2033 (c)	750,000	742,978

Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (c)	243,000	247,038

PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033 (c)	525,000	524,677

Staples, Inc.,
10.75%, 09/01/2029 (c)	100,000	96,128

12.75%, 01/15/2030 (c)	50,000	39,867

		2,653,855

Paper & Plastic Packaging Products & Materials–0.71%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (c)	507,000	495,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco High Income Trust II

	Principal
	Amount	Value

Paper Products–0.36%
Magnera Corp., 7.25%, 11/15/2031 (c)	$258,000	$253,842

Passenger Airlines–2.44%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	238,000	233,762

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (c)	472,083	472,014

United Airlines Holdings, Inc., 5.38%, 03/01/2031	1,000,000	991,656

		1,697,432

Pharmaceuticals–3.06%
1261229 BC Ltd., 10.00%, 04/15/2032 (c)	920,000	958,318

Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029 (c)	87,000	68,582

6.25%, 02/15/2029 (c)	101,000	83,451

5.25%, 01/30/2030 (c)	122,000	87,024

5.25%, 02/15/2031 (c)	95,000	61,215

Gainwell Acquisition Corp., 9.00%, 09/01/2031 (c)	103,000	107,353

Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034 (c)	250,000	268,104

Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	678,000	500,109

		2,134,156

Property & Casualty Insurance–1.43%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032 (c)	250,000	248,908

8.38%, 02/01/2034 (c)	831,000	750,552

		999,460

Real Estate Development–0.07%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031 (c)	47,000	49,265

Regional Banks–0.37%
Veritiv Operating Co., 10.50%, 11/30/2030 (c)	244,000	255,141

Research & Consulting Services–0.40%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029 (c)	295,000	277,796

Retail REITs–0.32%
Federal Realty OP L.P., Conv., 3.50%, 08/15/2031 (c)	42,000	42,189

MACERICH PARTNERSHIP L.P. (The), Conv., 2.25%, 08/15/2031 (c)	85,000	84,992

Realty Income Corp., Conv., 3.75%, 08/15/2031 (c)	94,000	94,047

		221,228

Security & Alarm Services–0.72%
Brink’s Co. (The), 6.75%, 06/15/2032 (c)	493,000	500,639

Sovereign Debt–0.73%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	500,000	505,725

	Principal
	Amount	Value

Specialized Consumer Services–0.74%
Carriage Services, Inc., 4.25%, 05/15/2029 (c)	$535,000	$512,911

Specialized Finance–2.21%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056 (f)	511,000	538,447

7.13%, 11/15/2056 (f)	233,000	235,003

TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030 (c)	735,000	769,546

		1,542,996

Specialty Chemicals–0.50%
Celanese US Holdings LLC, 7.70%, 11/15/2033	323,000	345,083

Steel–0.71%
Cleveland-Cliffs, Inc., 7.50%, 09/15/2031 (c)	480,000	493,774

Systems Software–1.86%
McAfee Corp., 7.38%, 02/15/2030 (c)	116,000	105,018

Nebius Group N.V. (Netherlands), Conv., 4.50%, 02/15/2034 (c)	200,000	194,440

Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033 (c)	234,000	243,514

8.75%, 07/01/2034 (c)	712,000	756,104

		1,299,076

Tires & Rubber–0.73%
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031	571,000	508,651

Trading Companies & Distributors–0.72%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (c)	507,000	500,102

Water Utilities–0.36%
S&S Holdings LLC, 8.38%, 10/01/2031 (c)	262,000	250,004

Wireless Telecommunication Services–4.98%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (c)	258,000	248,725

Connect Holding II LLC, 10.50%, 04/03/2031 (c)	147,000	132,464

DB Terra Chile HoldCo S.p.A. (Chile), 7.95%, 04/20/2031 (c)	201,000	200,793

ELK Grove Village Property LLC, 7.50%, 06/15/2031 (c)	129,000	124,309

Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (c)	384,000	365,315

PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (c)	1,047,000	971,174

Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081 (f)	1,142,000	1,050,143

Zenith Arc LLC, 8.88%, 08/31/2031 (c)	390,000	376,627

		3,469,550

Total U.S. Dollar Denominated Bonds & Notes (Cost $86,648,059)		86,602,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco High Income Trust II

	Principal Amount	Value

Variable Rate Senior Loan Interests–12.78% (i)(j)
Advertising–0.54%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80% (1 mo. Term SOFR + 4.11%), 08/23/2028	$377,352	$378,862

Aerospace & Defense–1.47%
TransDigm, Inc., Term Loan L, 6.19% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,018,796	1,023,044

Automotive Retail–0.41%
Carvana Co., Term Loan, 5.94% (1 mo. Term SOFR + 2.25%), 08/12/2033	285,714	284,763

Broadcasting–1.04%
American Axle & Manufacturing, Inc., Term Loan C, 6.91% (3 mo. Term SOFR + 3.25%), 02/03/2033	500,000	502,190

iHeartCommunications, Inc., Term Loan, 9.58% (1 mo. Term SOFR + 0.00%), 05/01/2029	250,000	222,500

		724,690

Electronic Manufacturing Services–1.12%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.07% (3 mo. Term SOFR + 2.25%), 08/04/2031	778,180	781,238

Health Care Services–0.74%
MPH Acquisition Holdings LLC, Term Loan, 7.57% (3 mo. Term SOFR + 3.75%), 12/31/2030	510,042	512,913

Health Care Supplies–0.72%
Bausch & Lomb Corp., Term Loan, 7.44% (1 mo. Term SOFR + 3.75%), 01/15/2031	496,256	500,040

Internet Services & Infrastructure–0.11%
Lambda Compute II LLC, Term Loan B, –%, 12/31/2030 (k)	77,200	77,683

Marine Transportation–1.00%
Carrix Holdings LLC, Delayed Draw Term Loan, 0.00%, 07/27/2033 (l)	116,000	116,073

Carrix, Inc., Term Loan B, 5.81% (3 mo. Term SOFR + 2.00%), 07/15/2033	580,000	580,365

		696,438

Oil & Gas Storage & Transportation–0.76%
Prairie ECI Acquiror L.P., Term Loan B, 6.94% (1 mo. Term SOFR + 3.25%), 08/01/2029	527,951	532,074

Paper & Plastic Packaging Products & Materials–0.39%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.67% (3 mo. Term SOFR + 4.85%), 06/28/2028	283,527	273,798

Passenger Airlines–0.72%
American Airlines, Inc., Term Loan, 6.76%, 05/20/2033	500,000	499,298

		Principal Amount	Value

Pharmaceuticals–0.74%
Endo Finance Holdings L.P., Term Loan B, 7.44% (1 mo. Term SOFR + 3.75%), 04/23/2031		$515,812	$517,693

Real Estate Development–1.65%
Greystar Real Estate Partners LLC, Term Loan B, 5.92% (3 mo. Term SOFR + 2.25%), 08/21/2030 (g)		530,755	532,745

VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031 (g)		596,375	614,266

			1,147,011

Real Estate Services–0.65%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 5.94% (1 mo. Term SOFR + 2.25%), 06/13/2033		455,108	456,245

Systems Software–0.72%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11% (1 mo. Term SOFR + 2.25%), 03/31/2032		242,979	242,371

0.00%, 03/31/2032 (l)		260,206	259,556

			501,927

Total Variable Rate Senior Loan Interests (Cost $8,876,659)			8,907,717

Non-U.S. Dollar Denominated Bonds & Notes–2.35% (m)
IT Consulting & Other Services–0.82%
Atos SE (France), 5.41%, 12/18/2030 (c)(n)	EUR	500,000	570,397

Transaction & Payment Processing Services–0.81%
Worldline S.A. (France), 4.13%, 09/12/2028 (c)	EUR	500,000	565,957

Wireless Telecommunication Services–0.72%
VMED O2 UK Financing I PLC (United Kingdom), 4.50%, 07/15/2031 (c)	GBP	450,000	501,110

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,583,714)			1,637,464

		Shares

Common Stocks & Other Equity Interests–0.74%
Broadline Retail–0.01%
Americanas S.A. (Brazil) (o)		5,642	5,553

Americanas S.A., Wts., expiring 03/16/2027 (Brazil) (o)		1,880	980

			6,533

Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain) (g)		3	2

Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France) (o)		2,804	604

Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France) (o)		149,811	87

			691

Integrated Telecommunication Services–0.42%
Altice France Holding S.A. (Luxembourg)		752	117

Altice France S.A., Class 3 (France)		15,187	287,969

			288,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco High Income Trust II

	Shares	Value

Internet Services & Infrastructure–0.09%
VCI Compute II LLC (g)	65,000	$65,000

Office REITs–0.22%
Office Properties Income Trust (o)	8,645	152,757

Total Common Stocks & Other Equity Interests (Cost $517,637)		513,069

	Principal Amount

Asset-Backed Securities–0.37%
Arby’s Funding LLC, Series 2026-1A, Class A2, 6.37%, 10/30/2056 (c)	$155,000	155,291

Auxilior Term Funding 2026-1 LLC, Series 2026-1A, Class D, 6.38%, 08/15/2036 (c)	100,000	99,890

Total Asset-Backed Securities (Cost $254,977)		255,181

Investment Abbreviations:

Conv.	- Convertible
ETF	- Exchange-Traded Fund
EUR	- Euro
GBP	- British Pound Sterling
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate .
Wts.	- Warrants

	Shares	Value

Exchange-Traded Funds–0.34%
Invesco Short Duration High Yield ETF (Cost $235,439) (p)	9,250	$234,349

Money Market Funds–1.40%
Invesco Government & Agency Portfolio, Institutional Class, 3.68% (p)(q)	342,892	342,892

Invesco Treasury Portfolio, Institutional Class, 3.66% (p)(q)	636,799	636,799

Total Money Market Funds (Cost $979,691)		979,691

TOTAL INVESTMENTS IN SECURITIES–142.29% (Cost $99,096,176)		99,130,065

BORROWINGS-(43.85)%		(30,550,000)

OTHER ASSETS LESS LIABILITIES-1.56%		1,087,678

NET ASSETS–100.00%		$69,667,743

Notes to Schedule of Investments:

(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c )
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $72,040,357, which represented 103.41% of the Trust’s Net Assets.

(d )	Zero coupon bond issued at a discount.
(e )	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Perpetual bond with no specified maturity date.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after August 31, 2026, at which time the interest rate will be determined.
(l)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$ -	$235,439	$-	$(1,090)	$-	$234,349	$3,110
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	739,108	8,671,763	(9,067,979)	-	-	342,892	7,964
Invesco Treasury Portfolio, Institutional Class	1,372,630	16,104,703	(16,840,534)	-	-	636,799	15,090
Total	$2,111,738	$25,011,905	$(25,908,513)	$(1,090)	$-	$1,214,040	$26,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco High Income Trust II

(q)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)

	Counterparty	Deliver		Receive

Currency Risk

10/28/2026	State Street Bank & Trust Co.	USD	830,000	EUR	727,151	$16,459

Currency Risk

10/28/2026	Bank of New York Mellon (The)	GBP	173,179	USD	232,858	(1,822)

10/28/2026	Goldman Sachs International	GBP	297,000	USD	397,191	(5,284)

10/28/2026	State Street Bank & Trust Co.	EUR	2,117,000	USD	2,425,103	(39,246)

Subtotal–Depreciation						(46,352)

Total Forward Foreign Currency Contracts						$(29,893)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
Portfolio Composition
By security type, based on Total Investments
as of August 31, 2026

U.S. Dollar Denominated Bonds & Notes	87.4%
Variable Rate Senior Loan Interests	9.0
Non-U.S. Dollar Denominated Bonds & Notes	1.6
Money Market Funds	1.0
Security Type, each less than 1% of Total Investments	1.0

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco High Income Trust II

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $97,881,046)	$97,916,025

Investments in affiliates, at value (Cost $1,215,130)	1,214,040

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	16,459

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	112,990

Foreign currencies, at value (Cost $484,945)	493,482

Receivable for:
Investments sold	868,230

Dividends	3,851

Interest	1,667,007

Investment for trustee deferred compensation and retirement plans	38,386

Total assets	102,330,470

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	46,352

Payable for:
Borrowings	30,550,000

Investments purchased	1,426,652

Dividends	36,791

Accrued fees to affiliates	18,002

Accrued interest expense	124,095

Accrued trustees’ and officers’ fees and benefits	3,513

Accrued other operating expenses	41,523

Trustee deferred compensation and retirement plans	39,593

Unfunded loan commitments	376,206

Total liabilities	32,662,727

Net assets applicable to common shares	$69,667,743

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$100,721,044

Distributable earnings (loss)	(31,053,301)

$69,667,743

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	6,511,243

Net asset value per common share	$10.70

Market value per common share	$9.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco High Income Trust II

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $233)	$3,503,160

Dividends	26,895

Dividends from affiliated money market funds	26,164

Total investment income	3,556,219

Expenses:
Advisory fees	356,755

Administrative services fees	5,031

Custodian fees	845

Interest, facilities and maintenance fees	731,414

Transfer agent fees	14,298

Trustees’ and officers’ fees and benefits	11,534

Registration and filing fees	11,973

Reports to shareholders	12,032

Professional services fees	32,180

Other	2,282

Total expenses	1,178,344

Less: Fees waived and/or expenses reimbursed	(974)

Net expenses	1,177,370

Net investment income	2,378,849

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	53,002

Foreign currencies	(6,101)

Forward foreign currency contracts	89,329

Futures contracts	32,342

Swap agreements	19,731

188,303

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,174,369)

Affiliated investment securities	(1,090)

Foreign currencies	5,149

Forward foreign currency contracts	(17,651)

Futures contracts	24,430

Swap agreements	26,836

(1,136,695)

Net realized and unrealized gain (loss)	(948,392)

Net increase in net assets resulting from operations applicable to common shares	$1,430,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco High Income Trust II

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31,	February 28,
	2026	2026

Operations:
Net investment income	$2,378,849	$4,818,238

Net realized gain (loss)	188,303	(273,706)

Change in net unrealized appreciation (depreciation)	(1,136,695)	92,813

Net increase in net assets resulting from operations applicable to common shares	1,430,457	4,637,345

Distributions to common shareholders from distributable earnings	(3,561,650)	(5,048,021)

Return of capital applicable to common shares	–	(2,377,203)

Total distributions	(3,561,650)	(7,425,224)

Net increase in common shares of beneficial interest	–	147,615

Net increase (decrease) in net assets applicable to common shares	(2,131,193)	(2,640,264)

Net assets applicable to common shares:
Beginning of period	71,798,936	74,439,200

End of period	$69,667,743	$71,798,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco High Income Trust II

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$1,430,457

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(72,399,288)

Proceeds from sales of investments	72,939,257

Proceeds from sales of short-term investments, net	72,613

Amortization (accretion) of premiums and discounts, net	(82,625)

Net change in cash collateral	277,924

Net increase in variation margin receivables on future contracts	(20,729)

Net change in transactions in swap agreements	(9,219)

Net realized gain from investment securities	(53,002)

Net change in unrealized depreciation on investment securities	1,175,459

Net change in unrealized depreciation on forward foreign currency contracts and foreign currency	9,280

Change in operating assets and liabilities:

Decrease in receivables and other assets	140,805

Decrease in accrued expenses and other payables	(24,648)

Net cash provided by operating activities	3,456,284

Cash provided by (used in) financing activities:
Decrease in payable for amount due custodian	(669,605)

Dividends paid to common shareholders from distributable earnings	(3,561,779)

Net cash provided by (used in) financing activities	(4,231,384)

Cash impact from foreign exchange fluctuations:
Net change in appreciation on foreign currency	$8,371

Net decrease in cash and cash equivalents	(766,729)

Cash and cash equivalents at beginning of period	2,239,902

Cash and cash equivalents at end of period	$1,473,173

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$1,405

Cash paid during the period for interest, facilities and maintenance fees	$721,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco High Income Trust II

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended February 28,		Year Ended	Years Ended February 28,
	August 31,				February 29,
	2026		2026	2025	2024	2023	2022

Net asset value per common share, beginning of period	$11.03		$11.46	$11.48	$11.58	$13.91	$14.99

Net investment income (a)	0.37		0.74	0.75	0.72	0.69	0.73

Net gains (losses) on securities (both realized and unrealized)	(0.15)		(0.03)	0.39	0.34	(1.86)	(0.65)

Total from investment operations	0.22		0.71	1.14	1.06	(1.17)	0.08

Less:
Dividends paid to common shareholders from net investment income	(0.55)		(0.78)	(0.80)	(0.76)	(0.76)	(0.89)

Return of capital	–		(0.36)	(0.36)	(0.40)	(0.40)	(0.27)

Total distributions	(0.55)		(1.14)	(1.16)	(1.16)	(1.16)	(1.16)

Net asset value per common share, end of period	$10.70		$11.03	$11.46	$11.48	$11.58	$13.91

Market value per common share, end of period	$9.88		$10.88	$11.05	$10.58	$10.90	$12.70

Total return at net asset value (b)	2.30%		6.77%	10.84%	10.82%	(7.50)%	0.58%

Total return at market value (c)	(4.24)%		9.23%	15.97%	8.51%	(4.64)%	1.52%

Net assets applicable to common shares, end of period (000’s omitted)	$69,668		$71,799	$74,439	$74,594	$75,240	$90,383

Portfolio turnover rate (d)	73%		139%	146%	142%	86%	89%

Ratios/supplemental data based on average net assets:

Ratio of expenses:

With fee waivers and/or expense reimbursements	3.31	% (e)	3.41%	3.95%	4.00%	2.63%	1.55%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.25	% (e)	1.22%	1.47%	1.31%	1.23%	1.12%

Without fee waivers and/or expense reimbursements	3.31	% (e)	3.41%	3.95%	4.00%	2.63%	1.55%

Ratio of net investment income to average net assets	6.69	% (e)	6.65%	6.49%	6.29%	5.63%	4.92%

Senior securities:
Asset coverage per $1,000 unit of senior indebtedness (f)	$3,280		$3,350	$3,437	$3,442	$3,463	$3,959

Total borrowings (000’s omitted)	$30,550		$30,550	$30,550	$30,550	$30,550	$30,550

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco High Income Trust II

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s most recently reported net asset value per share.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17	Invesco High Income Trust II

The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– Effective March 20, 2025, the Trust declares and pays monthly dividends from net investment income to common shareholders. The source of monthly distributions may also include prior accumulated undistributed net investment income and, potentially, a return of capital. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

Prior to March 20, 2025, the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount based on a distribution rate of 8.5% of the market price per share on August 1, 2018.
E.
Federal Income Taxes
– The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Securities Purchased on a When-Issued and Delayed Delivery Basis
– The Trust may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

L.
Foreign Currency Translations
– Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

18	Invesco High Income Trust II

gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.
The performance of the Trust may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Trust to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Trust’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Trust’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts
– The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts
– The Trust may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Trust currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Trust recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Trust’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Trust were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Trust would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O.
Swap Agreements
– The Trust may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter
(“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Trust to maintain a pre-determined
level of net assets, and/ or provide limits regarding the decline of the Trust’s net asset value (“NAV”) per share over specific periods of time. If the Trust were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party
contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Trust’s ultimate Counterparty is a central clearinghouse. The Trust initially will enter into centrally cleared swaps through an executing broker. When a Trust enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Trust or may be received by the Trust, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Trust as a protection buyer would cease paying its fixed payment, the Trust would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Trust. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Trust as a protection seller would cease to receive the fixed payment stream, the Trust would pay the buyer “par value” or the full notional value of the referenced obligation, and the Trust would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of

19	Invesco High Income Trust II

the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Trust receives the fixed payment over the life of the agreement. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Trust may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Trust may obtain only limited recovery or may obtain no recovery in such circumstances. The Trust’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Trust and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Trust would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Trust would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Trust accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Trust accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Trust’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the Trust to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2026, if any, for which the Trust is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Trust for the same referenced entity or entities.
P.
Collateral
–To the extent the Trust has designated or segregated a security as collateral and that security is subsequently sold, it is the Trust’s practice to replace such collateral no later than the next business day.

Q.
Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

R.
Leverage Risk – The Trust utilizes leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

S.
Other Risks – Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Trust to a substantial risk of loss.

Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

20	Invesco High Income Trust II

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Trust in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $974.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$86,602,594	$–	$86,602,594

Variable Rate Senior Loan Interests	–	7,760,706	1,147,011	8,907,717

Non-U.S. Dollar Denominated Bonds & Notes	–	1,637,464	–	1,637,464

Common Stocks & Other Equity Interests	159,377	288,690	65,002	513,069

Asset-Backed Securities	–	255,181	–	255,181

Exchange-Traded Funds	234,349	–	–	234,349

Money Market Funds	979,691	–	–	979,691

Total Investments in Securities	1,373,417	96,544,635	1,212,013	99,130,065

Other Investments - Assets*

Forward Foreign Currency Contracts	–	16,459	–	16,459

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(46,352)	–	(46,352)

Total Other Investments	–	(29,893)	–	(29,893)

Total Investments	$1,373,417	$96,514,742	$1,212,013	$99,100,172

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

21	Invesco High Income Trust II

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2026:

	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/26

Variable Rate Senior Loan Interests	$1,635,073	$533,612	$(1,044,446)	$–	$(3,454)	$26,226	$–	$–	$1,147,011

Common Stocks & Other Equity Interests	14	–	–	–	–	(12)	65,000	–	65,002

U.S. Dollar Denominated Bonds & Notes	–	123,227	–	4,112	–	(127,339)	–	–	–

Total	$1,635,087	$656,839	$(1,044,446)	$4,112	$(3,454)	$(101,125)	$65,000	$–	$1,212,013

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value

Variable Rate Senior Loan Interests	$1,147,011	Third-Party Pricing	Broker Quote	100.38% - 103.00% of Par	101.78% of Par

Common Stocks & Other Equity Interests	65,002	Third-Party Pricing	Broker Quote	1.00% of Par	–
U.S. Dollar Denominated Bonds & Notes	0	Expected Recovery	Anticipated Proceeds	0.00% of Par	–
Total	$1,212,013

NOTE 4–Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$16,459

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$16,459

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(46,352)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(46,352)

Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$–	$(1,822)	$(1,822)	$–	$–	$(1,822)

Goldman Sachs International	–	(5,284)	(5,284)	–	–	(5,284)

State Street Bank & Trust Co.	16,459	(39,246)	(22,787)	–	–	(22,787)

Total	$16,459	$(46,352)	$(29,893)	$–	$–	$(29,893)

22	Invesco High Income Trust II

Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total

Realized Gain:
Forward foreign currency contracts	$–	$89,329	$–	$89,329

Futures contracts	–	–	32,342	32,342

Swap agreements	19,731	–	–	19,731

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	–	(17,651)	–	(17,651)

Futures contracts	–	–	24,430	24,430

Swap agreements	26,836	–	–	26,836

Total	$46,567	$71,678	$56,772	$175,017

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$3,204,060	$4,528,210	$4,603,500

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Trust may have certain former Trustees who participated in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust has entered into a $35 million credit agreement with SSB, which has no scheduled expiration date. The Trust has the right to terminate the credit agreement upon at least 3 business days’ prior written notice. SSB has the right to terminate the credit agreement upon at least 180 days’ prior written notice. This credit agreement is secured by the assets of the Trust. The Trust is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.
During the six months ended August 31, 2026, the Trust’s average daily balance of borrowing under the credit agreement was $30,550,000 with an average interest rate of 4.72%. The carrying amount of the Trust’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit agreement are shown in the Statement of Operations as
Interest, facilities and maintenance fees
.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2026. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

Carrix Holdings LLC	Delayed Draw Term Loan	$116,000	$73

CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	260,206	(650)

		$376,206	$(577)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

23	Invesco High Income Trust II

The Trust had a capital loss carryforward as of February 28, 2026, as follows:

	Capital Loss Carryforward*

Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$5,317,495	$24,521,962	$29,839,457

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $72,587,641 and $73,659,302, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$970,381

Aggregate unrealized (depreciation) of investments	(1,176,669)

Net unrealized appreciation (depreciation) of investments	$(206,288)

Cost of investments for tax purposes is $99,306,460.
NOTE 10–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026

Beginning shares	6,511,243	6,498,037

Shares issued through dividend reinvestment	–	13,206

Ending shares	6,511,243	6,511,243

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption
Shares redeemed
.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2026	$0.0895	September 14, 2026	September 30, 2026

October 1, 2026	$0.0895	October 14, 2026	October 30, 2026

24	Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At the meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco High Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluation, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period

25	Invesco High Income Trust II

(the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund’s security selection and lower credit risk profile detracted from the Fund’s performance during 2023 and 2024 and that the Fund’s security selection, particularly in high yield bonds, and neutral credit risk profile detracted from the Fund’s performance during 2025. The Board also considered recent changes to the Fund’s portfolio management team and the addition of a new portfolio manager. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to
the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26	Invesco High Income Trust II

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld
(1).	Beth Ann Brown	4,055,572.66	217,520.55
	Jeffrey H. Kupor	4,082,938.66	190,154.55
	Anthony J. LaCava, Jr.	4,076,104.66	196,988.55

27	Invesco High Income Trust II

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
 Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-05769	VK-CE-HINC2-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

As of August 31, 2026, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:
●
Thomas Moore, CFA, Portfolio Manager, who has been responsible for the Trust since 2026 and has been associated with Invesco Asset Management Limited and/or its affiliates since 2016.
●
Rahim Shad, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2009.
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers' investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the Exchange Act), (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted.  In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
Investments
The following information is as of August 31, 2026 (unless otherwise noted):

Fund	Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco High Income Trust II
	Thomas Moore	None
	Rahim Shad	None

Assets Managed
The following information is as of August 31, 2026 (unless otherwise noted):

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco High Income Trust II
Thomas Moore	4	$1,131.5	5	$9,340.1	1	$1,151.7
Rahim Shad	4	$1,131.5	2	$164.3	2	$1,056.1

Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
●
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

●
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
●
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
●
The appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance-based fee.
●
In the case of a fund-of-funds arrangement, including where a portfolio manager manages both the investing Fund and an affiliated underlying fund in which the investing Fund invests or may invest, a conflict of interest may arise if the portfolio manager of the investing Fund receives material nonpublic information about the underlying fund. For example, such a conflict may restrict the ability of the portfolio manager to buy or sell securities of the underlying Fund, potentially for a prolonged period of time, which may adversely affect the Fund.
The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each Sub-Adviser
The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:
Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance, revenues, enterprise expectations and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance and revenues) and non-quantitative factors (which may include, but are not limited to, enterprise expectations, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Sub-Adviser	Performance time period[1]
Invesco[2]	One-, Three- and Five-year performance against Fund peer group or Market Index
Invesco Management S.A.[2]
Invesco Hong Kong[2]
Invesco Asset Management[2]
Invesco Listed Real Assets Division[2]

Invesco Senior Secured[2,3]	Not applicable
Invesco Capital[2,4]

Invesco Japan	One-, Three- and Five-year performance
1 Rolling time periods are measured from October 1st to September 30th .
2 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
3 Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
4 Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.
High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.
Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards largely take the form of long-term awards (LTA) which consist of Fund Deferral (LTF) and Equity (LTE). Fund deferrals are notionally invested in certain Invesco funds selected by the Portfolio Manager and are settled in cash. Equity awards are settled in Invesco Ltd. common shares. Deferred compensation awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.
Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco High Income Trust II

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026